Schedule of reconciliation to statement of profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share-based payment expense/ (credit)	€ 1,562	€ 2,189	€ 1,393
RSUs [member]
IfrsStatementLineItems [Line Items]
Share-based payment expense/ (credit)	8	124	464
Incentive shares [member]
IfrsStatementLineItems [Line Items]
Share-based payment expense/ (credit)	(3)	3	5
Options [member]
IfrsStatementLineItems [Line Items]
Share-based payment expense/ (credit)	1,387	1,928	1,956
Forfeiture of options [member]
IfrsStatementLineItems [Line Items]
Share-based payment expense/ (credit)		(17)	(1,032)
Service warrants [member]
IfrsStatementLineItems [Line Items]
Share-based payment expense/ (credit)	€ 170	€ 151